Deferred income tax assets and liabilities (Tables)	6 Months Ended
Sep. 30, 2021
Deferred tax assets and liabilities [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits

(EUR thousand)	Three months ended September 30
	2021	2020	2019	2021	2020	2019
	Deferred income tax asset			Deferred income tax liability

Opening balance as of July 1	33,314	14,394	11,125	(15,877)	(30,936)	(45,506)
Acquisition of subsidiaries	—	—	—	(309)	—	—
Tax (charge) / credit recognized in income statement	2,060	8,132	2,042	2,582	4,694	3,703
Exchange differences	(85)	(1,184)	440	23	382	8
Closing balance as of September 30	35,289	21,342	13,607	(13,581)	(25,860)	(41,795)

(EUR thousand)	Six months ended September 30
	2021	2020	2019	2021	2020	2019
	Deferred income tax asset			Deferred income tax liability

Opening balance as of April 1	30,592	12,349	10,864	(19,582)	(34,564)	(49,376)
Acquisition of subsidiaries	—	—	—	(309)	—	—
Tax (charge) / credit recognized in income statement	4,981	9,121	2,360	6,253	9,244	7,519
Exchange differences	(284)	(128)	383	57	(540)	62
Closing balance as of September 30	35,289	21,342	13,607	(13,581)	(25,860)	(41,795)